STOCKHOLDERS EQUITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
STOCKHOLDERS EQUITY
Deferred compensation balance recorded at acquisition date,	$ 3,623,433	$ 9,680,000
Vested portion of deferred compensation	(1,610,000)	(362,000)
Unamortized deferred compensation balance	$ 7,708,000	$ 9,318,000
Vested portion of deferred compensation unvested shares	(602,804)	(135,425)
Unamortized deferred compensation balance unvested shares	2,885,204	9,318,000